Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jul. 31, 2025		Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	$ 1,326,419		$ 1,316,725	$ 1,305,445
Decreases (increases) in the Bank's before-tax annual earnings		44		40		$ 48
The unrealized foreign currency translation losses		368		357		$ 339
Derivative liabilities transferred into Level 3		0		0	0
Derivative liabilities transferred out of Level 3		0		0	0
Trading Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities transferred into Level 3		178
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one		517		1,038	447
Liabilities transferred out of level one into level two		466		832	296
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		868		2,003	1,873
Assets transferred out of level one into level two		1,004		913	1,503
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one		1,077		6,624	4,558
Assets transferred out of level one into level two		2,047		463	3,135
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	226,124
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1]	1,100,295
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	555,416		552,226	539,431
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		130,993	[1],[2]	129,000	127,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		65,000		$ 65,000	$ 64,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	[1],[2]	$ 424,423
Percentage of residential mortgage portfolio insured		23.00%		23.00%	24.00%
Percentage of residential mortgage portfolio uninsured to average loan value		52.00%		52.00%	51.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	After credit risk mitigation and excludes equity securities, centralized counterparties and other assets.
[2]	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.